Treasury Risk Management - Summary of Financial Assets are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - Derivative Financial Assets [Member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [Line Items]
Gross amounts of recognized financial assets	€ 276	€ 400
Gross amounts of recognised financial assets set off in the balance sheet	(103)	(174)
Net amounts of financial assets presented in the balance sheet	173	226
Financial instruments	(108)	(147)
Cash collateral received	(6)
Net amount	€ 59	€ 79